PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012 sqm
Prepaid And Other Current Assets [Line Items]
Deposit assets for non-current asset		$ 38,140	$ 86,515
Square meters of office building				10,000
Proceeds from deposits of assets	8,037	713
Refundable Deposits [Member]
Prepaid And Other Current Assets [Line Items]
Deposit assets for non-current asset				8,750